Annual Operating Expenses - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Retailing Portfolio - Select Retailing Portfolio
Apr. 29, 2025
Operating Expenses:
Management fee	0.63%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.64%